PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of Prepaid expenses and other current assets

		December 31,
		2022	2023
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid deposits	(a)	13,849	16,952
Advance to suppliers		2,956	14,325
Inventories		7,181	9,363
Prepaid rental expenses		3,256	6,750
Prepaid professional fee		3,374	2,436
Prepaid advertising expenses		1,049	2,043
Prepaid value-added tax		2,836	1,594
Others		4,533	4,300
Total prepaid expenses and other current assets		39,034	57,763
Less: allowance for credit losses		(378)	(378)
Prepaid expenses and other current assets, net		38,656	57,385
(a)	It mainly included prepaid rental deposits.

	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	378
Additions charged to bad debt expense	—	378	—
Balance at the end of the year	—	378	378